Allowance for Loan Losses	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Allowance for Loan Losses

Note 5. Allowance for Loan Losses

The allocation of the allowance for loan losses by loan components at December 31, 2013 and 2012 was as follows:

	Construction & Development	1-4 Family Residential	Nonfarm, Nonresidential	Commercial and Industrial	Consumer	Other	Total
2013

Allowance for credit losses:
Beginning balance	$86,300	$668,700	$801,999	$1,604,510	$198,789	$42,800	$3,403,098
Charge-offs	—	(26,967)	(238,541)	(87,374)	(79,667)	—	(432,549)
Recoveries	587	401	2,426	52,433	29,389	—	85,236
Provision	(13,887)	(24,505)	187,166	139,393	32,798	(1,400)	319,565

Ending balance	$73,000	$617,629	$753,050	$1,708,962	$181,309	$41,400	$3,375,350

Ending balance: individually evaluated for impairment	$—	$10,829	$131,950	$206,162	$—	$—	$348,941

Ending balance: collectively evaluated for impairment	$73,000	$606,800	$621,100	$1,502,800	$181,309	$41,400	$3,026,409

Ending balance: loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—	$—	$—

Loans Receivable:
Ending balance	$6,353,787	$40,203,978	$60,316,018	$66,612,984	$5,685,407	$3,842,901	$183,015,075

Ending balance: individually evaluated for impairment	$318,111	$337,767	$2,912,421	$2,499,531	$—	$—	$6,067,830

Ending balance: collectively evaluated for impairment	$6,035,676	$39,866,211	$57,403,597	$64,113,453	$5,685,407	$3,842,901	$176,947,245

Ending balance: loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—	$—	$—

2012

Allowance for credit losses:
Beginning balance	$103,200	$836,860	$865,854	$1,808,260	$210,807	$55,600	$3,880,581
Charge-offs	(7,286)	(298,012)	(21,831)	(710,645)	(165,914)	—	(1,203,688)
Recoveries	379	872	84,340	150,462	18,860	—	254,913
Provision	(9,993)	128,980	(126,364)	356,433	135,036	(12,800)	471,292

Ending balance	$86,300	$668,700	$801,999	$1,604,510	$198,789	$42,800	$3,403,098

Ending balance: individually evaluated for impairment	$—	$—	$319,699	$195,410	$—	$—	$515,109

Ending balance: collectively evaluated for impairment	$86,300	$668,700	$482,300	$1,409,100	$198,789	$42,800	$2,887,989

Ending balance: loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—	$—	$—

Loans Receivable:
Ending balance	$4,873,512	$36,091,051	$48,993,867	$75,914,072	$6,703,363	$4,111,464	$176,687,329

Ending balance: individually evaluated for impairment	$86,567	$284,884	$3,185,880	$2,373,175	$—	$195,989	$6,126,495

Ending balance: collectively evaluated for impairment	$4,786,945	$35,806,167	$45,807,987	$73,540,897	$6,703,363	$3,915,475	$170,560,834

Ending balance: loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—	$—	$—

The following table presents loans individually evaluated for impairment by class of loan as of December 31, 2013 and 2012:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
2013
With no related allowance recorded:
Construction and development	$318,111	$318,111	$—	$320,260	$21,825
1-4 family residential	263,562	263,562	—	261,364	21,295
Nonfarm, nonresidential	2,095,645	2,165,883	—	2,144,605	120,322
Commercial and industrial	1,359,371	1,561,253	—	1,393,077	71,409
Consumer	—	—	—	—	—
Other loans	—	—	—	—	—

	4,036,689	4,308,809	—	4,119,306	234,851

With an allowance recorded:
Construction and development	$—	$—	$—	$—	$—
1-4 family residential	74,205	74,205	10,829	77,144	4,300
Nonfarm, nonresidential	816,776	816,776	131,950	930,060	24,653
Commercial and industrial	1,140,160	1,140,160	206,162	1,163,698	47,393
Consumer	—	—	—	—	—
Other loans	—	—	—	—	—

	2,031,141	2,031,141	348,941	2,170,902	76,346

Combined:
Construction and development	$318,111	$318,111	$—	$320,260	$21,825
1-4 family residential	337,767	337,767	10,829	338,508	25,595
Nonfarm, nonresidential	2,912,421	2,982,659	131,950	3,074,665	144,975
Commercial and industrial	2,499,531	2,701,413	206,162	2,556,775	118,802
Consumer	—	—	—	—	—
Other loans	—	—	—	—	—

	$6,067,830	$6,339,950	$348,941	$6,290,208	$311,197

2012
With no related allowance recorded:
Construction and development	$86,567	$86,567	$—	$87,668	$4,898
1-4 family residential	284,884	284,884	—	287,802	19,798
Nonfarm, nonresidential	1,381,111	1,381,111	—	1,396,123	81,741
Commercial and industrial	1,372,796	1,547,284	—	1,312,662	67,194
Consumer	—	—	—	—	—
Other loans	195,989	195,989	—	199,895	18,025

	3,321,347	3,495,835	—	3,284,150	191,656

With an allowance recorded:
Construction and development	$—	$—	$—	$—	$—
1-4 family residential	—	—	—	—	—
Nonfarm, nonresidential	1,804,769	1,826,600	319,699	1,813,156	70,705
Commercial and industrial	1,000,379	1,000,379	195,410	1,006,640	39,320
Consumer	—	—	—	—	—
Other loans	—	—	—	—	—

	2,805,148	2,826,979	515,109	2,819,796	110,025

Combined:
Construction and development	$86,567	$86,567	$—	$87,668	$4,898
1-4 family residential	284,884	284,884	—	287,802	19,798
Nonfarm, nonresidential	3,185,880	3,207,711	319,699	3,209,279	152,446
Commercial and industrial	2,373,175	2,547,663	195,410	2,319,302	106,514
Consumer	—	—	—	—	—
Other loans	195,989	195,989	—	199,895	18,025

	$6,126,495	$6,322,814	$515,109	$6,103,946	$301,681

Nonperforming loans and impaired loans are defined differently. As such, some loans may be included in both categories, whereas other loans may only be included in one category. The following presents by class, an aging analysis of the recorded investment in loans.

The following table presents an age analysis of past due loans as of December 31, 2013 and 2012:

	30-59 Days Past Due	60-89 Days Past Due	90 Days Plus Past Due	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing
2013

Construction and development	$—	$—	$—	$—	$6,353,787	$6,353,787	$—
1-4 family residential	544,559	165,244	173,786	883,589	39,320,389	40,203,978	—
Nonfarm, nonresidential	193,411	336,036	791,148	1,320,595	58,995,423	60,316,018	—
Commercial and industrial	84,145	2,528	929,552	1,016,225	65,596,759	66,612,984	15,837
Consumer	103,463	68,767	20,742	192,972	5,492,435	5,685,407	19,602
Other loans	—	—	—	—	3,842,901	3,842,901	—

Total	$925,578	$572,575	$1,915,228	$3,413,381	$179,601,694	$183,015,075	$35,439

Percentage of total loans	0.51%	0.31%	1.05%	1.87%	98.13%	100.00%

Non-accruals included above
Construction and development	$—	$—	$—	$—	$70,058	$70,058
1-4 family residential	29,269	—	173,786	203,055	190,032	393,087
Nonfarm, nonresidential	85,646	—	791,148	876,794	1,222,090	2,098,884
Commercial and industrial	—	—	913,715	913,715	321,592	1,235,307
Consumer	259	547	1,141	1,947	1,044	2,991
Other loans	—	—	—	—	—	—

	$115,174	$547	$1,879,790	$1,995,511	$1,804,816	$3,800,327

2012

Construction and development	$73,572	$—	$—	$73,572	$4,799,940	$4,873,512	$—
1-4 family residential	380,731	—	324,357	705,088	35,385,963	36,091,051	292,583
Nonfarm, nonresidential	711,408	197,479	386,160	1,295,047	47,698,820	48,993,867	—
Commercial and industrial	256,672	53,391	429,226	739,289	75,174,783	75,914,072	377,494
Consumer	172,379	28,922	13,643	214,944	6,488,419	6,703,363	13,643
Other loans	—	—	—	—	4,111,464	4,111,464	—

Total	$1,594,762	$279,792	$1,153,386	$3,027,940	$173,659,389	$176,687,329	$683,720

Percentage of total loans	0.90%	0.16%	0.65%	1.71%	98.29%	100.00%

Non-accruals included above
Construction and development	$73,572	$—	$—	$73,572	$12,995	$86,567
1-4 family residential	84,838	—	31,775	116,613	359,129	475,742
Nonfarm, nonresidential	—	89,322	386,160	475,482	1,690,633	2,166,115
Commercial and industrial	—	—	51,731	51,731	760,662	812,393
Consumer	1,612	—	—	1,612	2,306	3,918
Other loans	—	—	—	—	195,990	195,990

	$160,022	$89,322	$469,666	$719,010	$3,021,715	$3,740,725

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. Loans classified as substandard or special mention are reviewed quarterly by the Company for further deterioration or improvement to determine if appropriately classified and impairment, if any. All other loans greater than $500,000, commercial lines greater than $250,000 and personal lines of credit greater than $100,000, and unsecured loans greater than $100,000 are specifically reviewed at least annually to determine the appropriate loan grading. In addition, during the renewal process of any loan, as well as when a loan becomes past due, the Company evaluates the loan grade.

Loans excluded from the scope of the annual review process above are generally classified as pass credits until: (a) they become past due; (b) management becomes aware of deterioration in the credit worthiness of the borrower; or (c) the customer contacts the Company for a modification. In these circumstances, the loan is specifically evaluated for potential classification as to special mention, substandard or even charged off. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and payment capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans by credit quality indicator are provided in the following table.

	Total	Pass Credits	Special Mention	Substandard	Doubtful
December 31, 2013

Construction and development	$6,353,787	$6,283,729	$70,058	$—	$—
1-4 family residential	40,203,978	39,586,647	617,331	—	—
Nonfarm, nonresidential	60,316,018	58,188,799	2,022,868	104,351	—
Commercial and industrial	66,612,984	64,556,331	2,056,653	—	—
Consumer	5,685,407	5,684,245	1,162	—	—
Other loans	3,842,901	3,842,901	—	—	—

	$183,015,075	$178,142,652	$4,768,072	$104,351	$—

	100.0%	97.3%	2.6%	0.1%	—%

Guaranteed portion of loans

Construction and development	$73,000	$73,000	$—	$—	$—
1-4 family residential	673,854	629,939	43,915	—
Nonfarm, nonresidential	26,835,404	26,063,658	771,746	—	—
Commercial and industrial	19,589,284	18,737,759	851,525	—	—
Consumer	—	—	—	—	—
Other loans	544,195	544,195	—	—	—

	$47,715,737	$46,048,551	$1,667,186	$—	$—

	Total	Pass Credits	Special Mention	Substandard	Doubtful
December 31, 2012

Construction and development	$4,873,512	$4,786,945	$86,567	$—	$—
1-4 family residential	36,091,051	35,755,061	335,990	—	—
Nonfarm, nonresidential	48,993,867	47,500,758	1,230,275	262,834	—
Commercial and industrial	75,914,072	74,878,901	1,035,171	—	—
Consumer	6,703,363	6,696,475	6,888	—	—
Other loans	4,111,464	3,915,474	195,990	—	—

	$176,687,329	$173,533,614	$2,890,881	$262,834	$—

	100.0%	98.2%	1.6%	0.2%	—%

Guaranteed portion of loans

Construction and development	$—	$—	$—	$—	$—
1-4 family residential	752,677	752,677	—	—	—
Nonfarm, nonresidential	19,855,775	19,654,773	201,002	—	—
Commercial and industrial	22,001,515	21,354,422	647,093	—	—
Consumer	—	—	—	—	—
Other loans	508,363	508,363	—	—	—

	$43,118,330	$42,270,235	$848,095	$—	$—

	For the year ended December 31, 2013				For the year ended December 31, 2012
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Construction and development	—	$—	$—	1	$237,883	$237,883
1-4 Family residential	1	55,336	55,336	1	113,743	116,438
Nonfarm, nonresidential	1	145,219	145,219	1	96,028	96,028
Commercial and industrial	1	22,065	22,065	2	343,060	343,060

During the year ended December 31, 2013, the Bank modified three loans that were considered to be troubled debt restructurings. The terms for these loans were extended. The interest rate and payment were lowered on one loan and the payment was modified on another loan.

During the year ended December 31, 2012, the Bank modified five loans that were considered to be troubled debt restructurings. The terms for these loans were extended. The interest rate was lowered on one loan.

	For the year ended December 31, 2012		For the year ended December 31, 2011
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Troubled Debt Restructurings That
Subsequently Defaulted During the Period:
Construction and development	—	$—	—	$—
1-4 Family residential	—	—	—	—
Nonfarm, nonresidential	—	—	1	262,832
Commercial and industrial	—	—	—	—

In the determination of the allowance for loan losses, management considers troubled debt restructurings and subsequent defaults in these restructurings by adjusting the loan grades of such loans, which influence the environmental factors associated with the allowance. Defaults resulting in charge-offs affect the historical loss experience ratios which are a component of the allowance calculation. Additionally, specific reserves may be established on restructured loans evaluated individually.